TRADE RECEIVABLES - Schedule of Trade Receivables Past Due to Be Impaired (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES
Trade receivables	$ 214.7	$ 183.9	$ 211.0
Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	219.2	193.9	221.7
Allowance for expected credit loss
TRADE RECEIVABLES
Trade receivables	(4.5)	(10.0)	(10.7)	$ (10.6)
Not due | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	71.1	73.0	97.5
Less than 30 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	56.9	32.0	42.6
Due between 30 and 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	72.3	82.6	62.4
Due > 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	$ 18.9	$ 6.3	$ 19.2